Taxation	12 Months Ended
Dec. 31, 2023
Taxation
Taxation

9 Taxation

Accounting policy

Tax expense comprises current and deferred tax. Current and deferred tax are charged or credited in the income statement except to the extent that the tax arises from a transaction or event which is recognised, in the same or a different period, outside the income statement (either in other comprehensive income, directly in equity, or through a business combination), in which case the tax appears in the same statement as the transaction that gave rise to it.

Current tax is the amount of corporate income taxes expected to be payable or recoverable based on the profit for the period as adjusted for items that are not taxable or not deductible, and is calculated using tax rates and laws that were enacted or substantively enacted at the date of the statement of financial position. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation. Provisions are established where appropriate on the basis of amounts expected to be paid to the tax authorities.

Current tax includes amounts provided in respect of uncertain tax positions when management expects that, upon examination of the uncertainty by a tax authority in possession of all relevant knowledge, it is more likely than not that an economic outflow will occur. Changes in facts and circumstances underlying these provisions are reassessed at the date of each statement of financial position, and the provisions are remeasured as required to reflect current information.

Deferred tax is recognised on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the statement of financial position. Deferred tax is calculated using tax rates and laws that have been enacted or substantively enacted at the end of the reporting period, and which are expected to apply when the related deferred tax asset is realised or the deferred tax liability is settled.

Deferred tax liabilities are generally recognised for all taxable temporary differences but not recognised for taxable temporary differences arising on investments in subsidiaries, joint ventures and associates where the reversal of the temporary difference can be controlled and it is probable that the difference will not reverse in the foreseeable future.

Deferred tax assets are recognised to the extent it is probable that taxable profits will be available against which the deductible temporary differences can be utilised, and are reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered. The availability of suitable taxable profit is considered probable when an entity has taxable temporary differences (i.e. deferred tax liabilities) relating to the same taxation authority and the same taxable entity, that are expected to reverse in the same period as the deductible temporary difference or unused tax losses or credit.

Deferred tax assets and liabilities are not recognised in respect of temporary differences that arise on initial recognition of assets and liabilities acquired other than in a business combination. Deferred tax is not discounted.

When the acquisition of an asset qualifies to be accounted for as a business combination, deferred tax is generally required to be recognised on the difference between the tax base and the book base of the assets and liabilities acquired and assumed. The assets acquired often include identifiable intangible assets as well as goodwill. In many jurisdictions, the manner in which a business combination is effected will impact the tax deductibility and therefore the deferred tax recognised in relation to such intangibles and goodwill.

In an ‘asset acquisition’, where the buyer acquires the trade and assets of a business, there is often a tax deduction available for the amortisation of the identifiable intangible assets and sometimes for the goodwill. In this situation, deferred tax is recognised on the difference between the tax base and the book base of the assets.

In a ‘share acquisition’, where the buyer acquires the share capital of a legal entity that continues to own the trade and assets, tax deductions for amortisation are usually not available. Intangibles which do not qualify for tax deductions therefore give rise to a deferred tax liability. However, deferred tax liabilities are not recognised on temporary differences that arise from goodwill where that is not deductible for tax purposes.

Other areas of accounting judgement

In 2023 the valuation of provisions in relation to uncertain tax positions was no longer considered to be a key source of estimation uncertainty which could give rise to a risk of material adjustment in the next 12 months, given the overall level of risk is now significantly lower than in previous years.

The Group is subject to tax in numerous jurisdictions, giving rise to complex tax issues. As a multinational enterprise, our tax returns in the countries in which we operate are subject to tax authority audits as a matter of routine. While the Group is confident that tax returns are appropriately prepared and filed, amounts are provided in respect of uncertain tax positions that reflect the risk with respect to tax matters under active discussion with tax authorities, or which are otherwise considered to involve uncertainty.

The valuation of provisions required in relation to uncertain tax positions involves estimation. Provisions against uncertain tax positions are measured using one of the following methods, depending on which of the methods management expects will better predict the amount it will pay over to the tax authority:

■

The Single Best Estimate – where there is a single outcome that is more likely than not to occur. This will happen, for example, where the tax outcome is binary (such as whether an entity can deduct an item of expenditure) or the range of possible outcomes is narrow or concentrated on a single value. The most likely outcome may be that no tax is expected to be payable, in which case the provision is nil; or

■

A Probability-Weighted Expected Value – where, on the balance of probabilities, something will be paid to the tax authority but the possible outcomes are widely dispersed with low individual probabilities (i.e. there is no single outcome more likely than not to occur). In this case, the provision is the sum of the probability-weighted amounts in the range.

9 Taxation (continued)

In assessing provisions against uncertain tax positions, management uses in-house tax experts, professional firms and previous experience to inform the evaluation of risk. However, it remains possible that uncertainties will ultimately be resolved at amounts greater or smaller than the liabilities recorded.

In particular, although we report cross-border transactions undertaken between Group subsidiaries on an arm’s-length basis in tax returns in accordance with OECD guidelines, transfer pricing relies on the exercise of judgement and it is frequently possible for there to be a range of legitimate and reasonable views. This means that it is impossible to be certain that the returns basis will be sustained on examination. Discussions with tax authorities relating to cross-border transactions and other matters are ongoing in a number of our major trading jurisdictions. Although the timing and amount of final resolution of these uncertain tax positions cannot be reliably predicted, no significant impact on the results of the Group is expected in the next year or foreseeable future.

Estimation of income taxes also includes assessments of the recoverability of deferred tax assets, consistent with the Group’s forecasts and annual strategy plan used in the preparation of the annual report and accounts. Deferred tax assets are only recognised to the extent that they are considered recoverable based on existing tax laws and forecasts of future taxable profits against which the underlying tax deductions can be utilised. The recoverability of these assets is reassessed at the end of each reporting period, and changes in recognition of deferred tax assets will affect the tax liability in the period of that reassessment.

	2021 £m	2022 £m	2023 £m
Current tax
Current year	(453)	(564)	(652)
Prior years	31	30	77
Total current tax charge	(422)	(534)	(575)
Deferred tax	96	53	68
Tax expense	(326)	(481)	(507)

The UK current tax charge was £157m (2022: £102m; 2021: £46m). Cash tax paid (net) in the year was £619m (2022: £495m; 2021: £342m), which is different to the tax expense for the year set out above.

There are a number of reasons why the cash tax payments in a particular year will be different from the tax expense in the accounts:

■	Tax payments relating to a particular year’s profits are typically due partly in the year and partly in the following year.
■

Tax expense includes deferred tax, an accounting adjustment where an item is included in the income statement in one year but is taxed in another year. The acquisition of intangible assets often results in deferred tax liabilities, the unwind of which does not result in tax payments.

■	Current tax expense is the best estimate at the end of the period of cash tax expected to be paid. To the extent the final tax liability is different, any cash tax impact will occur in a later period.
■	Some of the benefits of tax deductions related to share based payments, pensions and hedging are credited to equity or other comprehensive income rather than to tax expense.

Set out below is a reconciliation of the difference between tax expense for the period and the theoretical expense calculated by multiplying accounting profit by the applicable tax rate.

We believe the most meaningful applicable rate is that obtained by multiplying the accounting profits and losses of all consolidated entities by the applicable domestic rate in each of those entities’ jurisdictions.

The net tax expense charged on profit before tax differs from the theoretical amount that would arise using the weighted average of tax rates applicable to accounting profits and losses of the consolidated entities, as follows:

	2021		2022		2023
	£m	%	£m	%	£m	%
Profit before tax	1,797		2,113		2,295
Tax at average applicable rates	(418)	23.3%	(498)	23.6%	(571)	24.9%
Tax effect of share of results of joint ventures and associates	6	(0.3)%	3	(0.1)%	8	(0.3)%
Income not taxable and expenses not deductible	24	(1.4)%	21	(1.0)%	20	(0.9)%
Non-deductible costs of share based remuneration	(2)	0.1%	(1)	0.0%	(1)	0.0%
Non-deductible disposal-related gains and losses	1	(0.1)%	(2)	0.1%	(22)	1.0%
Deferred tax assets of the period not recognised	(8)	0.4%	(17)	0.8%	(3)	0.1%
Change in recognition and measurement of deferred tax	25	(1.4)%	5	(0.2)%	4	(0.2)%
Movements in provisions and prior year items	46	(2.5)%	8	(0.4)%	58	(2.5)%
Tax expense	(326)	18.1%	(481)	22.8%	(507)	22.1%

9 Taxation (continued)

The weighted average applicable tax rate for the year was 24.9% (2022: 23.6%; 2021: 23.3%), reflecting the applicable rates in the countries where the Group operates. The Group’s future tax charge will be sensitive to the geographic mix of profits and losses and the tax rates and laws in force in the jurisdictions in which the Group operates.

The BEPS Pillar Two Minimum Tax legislation was enacted in July 2023 in the UK with effect from 2024. The Group has applied the temporary exception under IAS 12 in relation to the accounting for deferred taxes arising from the implementation of the Pillar Two rules. The new rules are not expected to have a significant impact on the tax charge for the Group.

In the US, the Inflation Reduction Act enacted in August 2022 introduced a corporate alternative minimum tax. This is not expected to have any significant impact on the Group. The Group will continue to monitor developments.

In the UK, an increase in the corporation tax rate from 19% to 25% from April 2023 was enacted in 2021. In the Netherlands, an increase in the corporation tax rate from 25% to 25.8% from 2022 and changes to loss recognition rules were also enacted in 2021. In total, the deferred tax effect of changes in tax rates for the year was a tax credit of nil (2022: £3m; 2021: £8m) in the income statement.

The effective tax rate of 22.1% (2022: 22.8%; 2021: 18.1%) was lower than the weighted average applicable rate of 24.9%. Income not taxable and expenses not deductible include a credit of £21m (2022: £13m; 2021: £15m) relating to research and development. In 2023 and 2021, there were tax credits arising from the substantial resolution of prior year tax matters. In 2021, the change in recognition and measurement of deferred tax includes the deferred tax effect of tax rate increases in the UK and the Netherlands of £8m and changes to loss recognition rules in the Netherlands of £15m. In 2021, there was a tax credit of £7m relating to the revaluation of a put and call option arrangement.

The following tax has been recognised in other comprehensive income or directly in equity during the year:

	2021 £m	2022 £m	2023 £m
Tax on items that will not be reclassified to profit or loss
Tax on actuarial movements on defined benefit pension schemes	(48)	(43)	19

Tax on items that may be reclassified to profit or loss
Tax on fair value movements on cash flow hedges	(1)	8	(12)

Net tax (charge)/credit recognised in other comprehensive income	(49)	(35)	7
Tax credit on share based remuneration recognised directly in equity	12	-	24

	2022 £m	2023 £m
Current tax assets	15	6
Current tax liabilities	(249)	(163)
Total	(234)	(157)

Current tax assets and liabilities are net amounts in countries where there is a legally enforceable right to offset assets and liabilities on a net basis.

The Group maintained provisions for uncertain tax positions. The total carrying amount of these provisions of £173m (2022: £239m) is comprised of a number of individually immaterial amounts. It is not expected that any resolution of the matters to which the provisions relate, or changes in assumptions relating to the provisions, will have a material impact on the Group’s financial results in the next year.

	2022 £m	2023 £m
Deferred tax assets	146	128
Deferred tax liabilities	(590)	(473)
Total	(444)	(345)

9 Taxation (continued)

Movements in deferred tax liabilities and assets (before taking into consideration the offsetting of balances within the same jurisdiction) are summarised as follows:

	Deferred tax liabilities		Deferred tax assets
	Acquired intangible assets £m	Other temporary differences £m	Acquired intangible assets £m	Tax losses carried forward £m	Pension balances £m	Other temporary differences £m	Total £m
Deferred tax (liability)/asset at 1 January 2022	(694)	(196)	157	107	68	177	(381)
Credit/(charge) to profit	62	20	(30)	(17)	(10)	28	53
(Charge)/credit to equity/other comprehensive income	-	(32)	-	-	(10)	3	(39)
Acquisitions	(32)	-	-	19	-	-	(13)
Exchange translation differences	(71)	(23)	5	9	1	15	(64)
Deferred tax (liability)/asset at 1 January 2023	(735)	(231)	132	118	49	223	(444)
Credit/(charge) to profit	63	40	(31)	(26)	(1)	23	68
(Charge)/credit to equity/other comprehensive income	-	(2)	-	-	(1)	11	8
Acquisitions	(16)	1	-	9	-	-	(6)
Disposals and other	3	-	-	-	-	-	3
Exchange translation differences	33	10	(2)	(5)	–	(10)	26
Deferred tax (liability)/asset at 31 December 2023	(652)	(182)	99	96	47	247	(345)

The closing deferred tax liability balance of other temporary differences includes those relating to capitalised development costs of £120m (2022: £165m) and pension surplus of £30m (2022: £32m). The closing deferred tax asset balance of other temporary differences includes those relating to accruals and provisions of £128m (2022: £118m), share based remuneration provisions of £59m (2022: £41m) and intercompany interest of £21m (2022: £14m).

As a result of exemptions on dividends from subsidiaries and capital gains on disposal there are no significant taxable temporary differences associated with investments in subsidiaries, branches, associates and interests in joint arrangements.

While a number of entities in Exhibitions suffered losses due to the impact of Covid-19 over the last few years, in no individual country were they material. Following the return to profitability in the Exhibitions business, the remaining trading losses were substantially utilised this year. Other deferred tax assets have been recognised including for losses in the US and Netherlands, the majority of which are expected to have been utilised by 2029.

Deferred tax assets in respect of tax losses and other deductible temporary differences have only been recognised to the extent that it is more likely than not that sufficient taxable profits will be available to allow the asset to be recovered.

Tax losses and temporary differences for which no deferred tax asset was recognised:

	2022		2023
	£m Gross amount	£m Tax effected	£m Gross amount	£m Tax effected
Trading losses and temporary differences expiring
Within 10 years	123	35	93	26
More than 10 years	1	-	14	4
Available indefinitely	208	58	246	66
Total	332	93	353	96
State and local tax losses expiring
Within 10 years	19	1	21	1
More than 10 years	89	6	63	4
Available indefinitely	-	-	-	-
Total	108	7	84	5
Capital losses expiring
Within 10 years	-	-	-	-
More than 10 years	-	-	-	-
Available indefinitely	22	5	27	7
Total	22	5	27	7